Document and Entity Information	Apr. 30, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Apr. 30, 2026
Entity Central Index Key	0000927384
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund III
Entity Investment Company Type	N-1A